Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000005457
Shareholder Report [Line Items]
Fund Name	Equity Index 500 Fund
Class Name	Investor Class
Trading Symbol	PREIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Investor Class	$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 32,214,185,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$32,214,185
Number of Portfolio Holdings	507

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	1.8%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	12.3
Health Care	11.7
Consumer Discretionary	10.0
Communication Services	9.3
Industrials & Business Services	8.4
Consumer Staples	5.7
Energy	3.7
Utilities	2.3
Other	4.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.2%
NVIDIA	6.6
Apple	6.6
Alphabet	4.3
Amazon.com	3.9
Meta Platforms	2.4
Berkshire Hathaway	1.6
Eli Lilly	1.6
Broadcom	1.5
JPMorgan Chase	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159677
Shareholder Report [Line Items]
Fund Name	Equity Index 500 Fund
Class Name	I Class
Trading Symbol	PRUIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - I Class	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 32,214,185,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$32,214,185
Number of Portfolio Holdings	507

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	1.8%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	12.3
Health Care	11.7
Consumer Discretionary	10.0
Communication Services	9.3
Industrials & Business Services	8.4
Consumer Staples	5.7
Energy	3.7
Utilities	2.3
Other	4.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.2%
NVIDIA	6.6
Apple	6.6
Alphabet	4.3
Amazon.com	3.9
Meta Platforms	2.4
Berkshire Hathaway	1.6
Eli Lilly	1.6
Broadcom	1.5
JPMorgan Chase	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219327
Shareholder Report [Line Items]
Fund Name	Equity Index 500 Fund
Class Name	Z Class
Trading Symbol	TRHZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 32,214,185,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$32,214,185
Number of Portfolio Holdings	507

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	1.8%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	12.3
Health Care	11.7
Consumer Discretionary	10.0
Communication Services	9.3
Industrials & Business Services	8.4
Consumer Staples	5.7
Energy	3.7
Utilities	2.3
Other	4.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.2%
NVIDIA	6.6
Apple	6.6
Alphabet	4.3
Amazon.com	3.9
Meta Platforms	2.4
Berkshire Hathaway	1.6
Eli Lilly	1.6
Broadcom	1.5
JPMorgan Chase	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless